Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-based Compensation
Activity in stock option plans

		Yen	Years	Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
Outstanding at December 31, 2021	599,800	857	3.5	192,570
Exercisable at December 31, 2021	599,800	857	3.5	192,570
Forfeited/Expired	(6,550)	128
Outstanding at December 31, 2022	593,250	865	2.7	150,696
Exercisable at December 31, 2022	593,250	¥865	2.7	¥150,696
Reinstated	3,200	128
Forfeited/Expired	(6,950)	402
Outstanding at December 31, 2023	589,500	867	1.5	228,719
Exercisable at December 31, 2023	589,500	¥867	1.5	¥228,719